November 24, 2003



VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:  Division of Investment Management

RE: 	Merrill Lynch New Jersey Municipal Bond
             Fund of Merrill Lynch Multi-State
             Municipal Series Trust
             Post-Effective Amendment No. 15 to the
             Registration Statement on Form N-1A
             (Securities Act File No. 33-35441,
             Investment Company Act File No. 811-4375)

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the
    Securities Act of 1933, as amended
    (the "1933 Act"), Merrill Lynch New Jersey
    Municipal Bond Fund of Merrill Lynch
    Multi-State Series Trust (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in
    Post-Effective Amendment No. 15 to
    the Fund's Registration Statement on
    Form N-1A; and

(2) the text of Post-Effective Amendment
    No. 15 to the Funds Registration
    Statement on Form N-1A was filed
    electronically with the Securities
    and Exchange Commission on
    November 19, 2003.

Very truly yours,

Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust



Alice A. Pellegrino
Director (Legal Advisory)
Merrill Lynch Investment Managers